SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina
Energy – 0.7%
Pampa Energia S.A. 7.500%, 1-24-27(A)	$2,850	$2,300
Pan American Energy LLC 7.875%, 5-7-21(A)	1,000	995

		3,295

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A. 9.375%, 2-1-27(A)	950	741

Total Argentina - 0.9%		$4,036
Australia
Financials – 0.8%
Australia and New Zealand Banking Group Ltd. 4.400%, 5-19-26(A)	3,000	3,336

Utilities – 1.1%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	4,400	4,627

Total Australia - 1.9%		$7,963
Austria
Consumer Staples – 1.3%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2-5-23(A)	2,025	2,010
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1-15-26(A)	1,500	1,574
5.750%, 1-15-28(A)	2,300	2,274

		5,858

Total Austria - 1.3%		$5,858
Bermuda
Consumer Staples – 0.7%
Bacardi Ltd. 4.450%, 5-15-25(A)	2,800	3,062

Energy – 0.5%
GeoPark Ltd. 5.500%, 1-17-27(A)	2,350	2,021

Total Bermuda - 1.2%		$5,083
Brazil
Industrials – 0.4%
Cosan Ltd. 5.500%, 9-20-29(A)	1,650	1,563

Materials – 3.0%
CSN Resources S.A. 7.625%, 2-13-23(A)	1,800	1,669
Fibria Overseas Finance Ltd. 4.000%, 1-14-25	2,000	2,058
Nexa Resources S.A. 6.500%, 1-18-28(A)	1,400	1,418

Suzano Austria GmbH 6.000%, 1-15-29	2,000	2,158
Unigel Luxembourg S.A. 8.750%, 10-1-26(A)	1,350	1,080
Vale Overseas Ltd. 6.250%, 8-10-26	3,850	4,529

		12,912

Utilities – 0.5%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	2,300	2,329

Total Brazil - 3.9%		$16,804
Canada
Consumer Staples – 0.3%
Alimentation Couche-Tard, Inc. 2.700%, 7-26-22(A)	1,300	1,331

Energy – 0.5%
TransCanada PipeLines Ltd. 4.250%, 5-15-28	2,000	2,301

Financials – 2.4%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	1,900	2,144
Canadian Imperial Bank of Commerce 3.500%, 9-13-23	5,000	5,462
Royal Bank of Canada:
3.700%, 10-5-23	750	819
4.650%, 1-27-26	1,500	1,747

		10,172

Materials – 0.6%
First Quantum Minerals Ltd.:
6.500%, 3-1-24(A)	1,350	1,272
6.875%, 3-1-26(A)	1,200	1,137

		2,409

Total Canada - 3.8%		$16,213
Cayman Islands
Financials – 1.2%
Grupo Aval Ltd. 4.375%, 2-4-30(A)	1,300	1,242
Itau Unibanco Holdings S.A.:
3.250%, 1-24-25(A)	1,230	1,210
4.625%, 8-27-68(A)	3,420	2,822

		5,274

Industrials – 0.5%
DP World Crescent Ltd. 3.875%, 7-18-29	1,150	1,129
LATAM Finance Ltd. 7.000%, 3-1-26(A)(B)	3,900	1,053

		2,182

Total Cayman Islands - 1.7%		$7,456

Chile
Communication Services – 0.1%
VTR Finance B.V. 6.375%, 7-15-28(A)	651	668

Consumer Discretionary – 0.7%
Saci Falabella:
3.750%, 4-30-23	1,850	1,887
4.375%, 1-27-25(A)(C)	1,000	1,046

		2,933

Energy – 0.7%
GeoPark Ltd. 6.500%, 9-21-24(A)	3,600	3,310

Financials – 0.4%
Banco del Estado de Chile 2.704%, 1-9-25(A)	1,500	1,541

Industrials – 0.3%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(A)	1,200	1,295

Materials – 1.2%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24	4,800	5,070

Utilities – 0.8%
AES Gener S.A. 6.350%, 10-7-79(A)	1,350	1,357
Enel Chile S.A. 4.875%, 6-12-28	2,080	2,319

		3,676

Total Chile - 4.2%		$18,493
China
Communication Services – 0.9%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)	1,800	1,870
Weibo Corp. 3.500%, 7-5-24	1,900	1,965

		3,835

Consumer Discretionary – 1.2%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	1,600	1,681
3.400%, 12-6-27	3,000	3,332

		5,013

Energy – 0.5%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(A)	2,000	2,252

Information Technology – 0.1%
Baidu, Inc. 3.425%, 4-7-30	500	542

Total China - 2.7%		$11,642
Columbia
Financials – 0.6%
Banco de Bogota S.A.
5.375%, 2-19-23(A)	2,000	2,072

Bancolombia S.A. 3.000%, 1-29-25	660	647

		2,719

Utilities – 1.1%
Empresas Publicas de Medellin E.S.P.:
8.375%, 2-1-21(D)	COP10,238,000	2,754
4.250%, 7-18-29(A)	$1,900	1,905

		4,659

Total Columbia - 1.7%		$7,378
Denmark
Financials – 0.8%
Danske Bank A.S.:
2.700%, 3-2-22(A)	2,000	2,065
5.000%, 1-12-23(A)	1,150	1,208

		3,273

Total Denmark - 0.8%		$3,273
France
Consumer Staples – 0.2%
Pernod Ricard S.A. 4.250%, 7-15-22(A)	750	800

Financials – 0.7%
BNP Paribas S.A. 7.625%, 12-29-49(A)	3,000	3,045

Total France - 0.9%		$3,845
Hong Kong
Financials – 0.4%
AIA Group Ltd. 3.375%, 4-7-30(A)	300	327
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	1,200	1,295

		1,622

Information Technology – 0.3%
Xiaomi Best Time International Ltd. 3.375%, 4-29-30(A)	1,350	1,330

Total Hong Kong - 0.7%		$2,952
India
Communication Services – 0.2%
Network i2i Ltd. 5.650%, 4-15-68(A)	750	726

Utilities – 1.0%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(A)	1,180	1,096
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(A)	1,900	1,981
Greenko Mauritius Ltd. 6.250%, 2-21-23(A)	1,350	1,348

		4,425

Total India - 1.2%		$5,151
Indonesia
Utilities – 1.6%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	1,100	1,266
5.375%, 1-25-29(A)	4,800	5,532

		6,798

Total Indonesia - 1.6%		$6,798

Ireland
Consumer Staples – 0.3%
Eurotorg LLC (Bonitron Designated Activity Co.) 8.750%, 10-30-22(A)	1,100	1,109

Total Ireland - 0.3%		$1,109
Isle of Man
Consumer Discretionary – 0.9%
GOHL Capital Ltd. 4.250%, 1-24-27(C)	4,000	4,033

Total Isle of Man - 0.9%		$4,033
Italy
Financials – 0.1%
UniCredit S.p.A. 5.459%, 6-30-35(A)	581	586

Total Italy - 0.1%		$586
Japan
Financials – 2.0%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	1,500	1,644
Mizuho Financial Group, Inc. 3.170%, 9-11-27	1,500	1,619
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	2,650	2,870
3.936%, 10-16-23	2,000	2,198

		8,331

Total Japan - 2.0%		$8,331
Luxembourg
Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1-19-28(A)	900	874

Industrials – 0.9%
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(A)	3,550	3,733

Materials – 0.2%
VM Holding S.A. 5.375%, 5-4-27(A)(C)	974	942

Total Luxembourg - 1.3%		$5,549
Macau
Consumer Discretionary – 0.4%
Sands China Ltd.:
5.125%, 8-8-25	1,400	1,517
3.800%, 1-8-26(A)	250	257

		1,774

Total Macau - 0.4%		$1,774
Malaysia
Energy – 0.2%
Petronas Capital Ltd. 3.500%, 4-21-30(A)	650	722

Total Malaysia - 0.2%		$722
Mauritius
Industrials – 0.2%
HTA Group Ltd. 7.000%, 12-18-25(A)	800	809

Total Mauritius - 0.2%		$809
Mexico
Communication Services – 0.3%
Axtel S.A.B. de C.V.

6.375%, 11-14-24(A)	1,350	1,402

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V. 3.875%, 6-27-24(A)	2,300	2,470

Energy – 0.6%
Petroleos Mexicanos 6.490%, 1-23-27(A)	2,600	2,374

Financials – 1.7%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(A)	850	871
Banco Santander S.A.:
4.125%, 11-9-22(A)	3,800	3,957
5.375%, 4-17-25(A)	1,150	1,259
Credito Real S.A.B. de C.V. 9.500%, 2-7-26(A)(C)	1,200	1,233

		7,320

Industrials – 0.8%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.) 7.000%, 2-5-25(A)(B)	4,350	1,001
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	1,400	1,491
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(A)	1,350	1,242

		3,734

Materials – 2.5%
CEMEX S.A.B. de C.V.:
6.125%, 5-5-25(A)	3,000	2,914
7.750%, 4-16-26(A)	500	510
Cydsa S.A.B. de C.V. 6.250%, 10-4-27(A)	2,000	1,960
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(A)	2,000	2,015
Industrias Penoles S.A.B. de C.V. 4.150%, 9-12-29(A)	1,300	1,349
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10-4-27(A)	2,300	2,360

		11,108

Total Mexico - 6.5%		$28,408
Netherlands
Communication Services – 1.4%
VTR Finance B.V. 6.875%, 1-15-24(A)	5,885	6,020

Consumer Discretionary – 0.5%
Prosus N.V. 3.680%, 1-21-30(A)	2,190	2,293

Consumer Staples – 0.9%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3-15-24(A)	3,850	3,856

Financials – 1.3%
Enel Finance International N.V. 4.625%, 9-14-25(A)	3,350	3,815
Syngenta Finance N.V. 5.182%, 4-24-28(A)	1,725	1,840

		5,655

Health Care – 0.9%
Teva Pharmaceutical Finance Netherlands II B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 7.125%, 1-31-25(A)	1,300	1,384
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	1,400	1,323
6.750%, 3-1-28(C)	1,200	1,268

		3,975

Materials – 0.5%
Braskem Netherlands B.V.:
4.500%, 1-10-28(A)	1,000	936
4.500%, 1-31-30(A)	1,200	1,098

		2,034

Total Netherlands - 5.5%		$23,833
Nigeria
Financials – 0.4%
Africa Finance Corp. 4.375%, 4-17-26(A)	1,900	2,002

Total Nigeria - 0.4%		$2,002
Norway
Energy – 1.5%
Aker BP ASA:
6.000%, 7-1-22(A)	1,900	1,933
4.750%, 6-15-24(A)	1,950	1,963
3.750%, 1-15-30(A)	2,600	2,442

		6,338

Total Norway - 1.5%		$6,338
Peru
Financials – 1.3%
Banco de Credito del Peru 4.250%, 4-1-23(A)	1,350	1,423
Banco Internacional del Peru S.A. 3.250%, 10-4-26(A)	3,000	3,026
Corporacion Financiera de Desarrolla S.A. 4.750%, 2-8-22(A)	1,350	1,401

		5,850

Utilities – 1.1%
Fenix Power Peru S.A. 4.317%, 9-20-27(C)	1,616	1,596
Inkia Energy Ltd. 5.875%, 11-9-27(A)	2,000	1,975
Kallpa Generacion S.A. 4.875%, 5-24-26(A)	1,000	1,056

		4,627

Total Peru - 2.4%		$10,477

Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9-30-20(A)	212	213

Total Qatar - 0.1%		$213
Russia
Materials – 0.2%
Petropavlovsk 2016 Ltd. (GTD by Petropavlovsk plc, JSC Pokrovskiy Rudnik, LLC Albynskiy Rudnik and LLC Malomirskiy Rudnik) 8.125%, 11-14-22(A)	750	782

Total Russia - 0.2%		$782
Singapore
Consumer Staples – 1.1%
Olam International Ltd. 7.500%, 8-12-20	4,650	4,673

Total Singapore - 1.1%		$4,673
South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4-16-23(A)	500	534

Financials – 1.1%
Hyundai Capital Services, Inc. 2.983%, 8-29-22(A)	2,100	2,146
Korea Development Bank 3.250%, 2-19-24	2,300	2,486

		4,632

Total South Korea - 1.2%		$5,166
Spain
Financials – 1.2%
Banco Santander S.A.:
2.706%, 6-27-24	4,000	4,204
3.490%, 5-28-30	1,000	1,070

		5,274

Total Spain - 1.2%		$5,274
Switzerland
Financials – 0.5%
Credit Suisse Group AG 4.282%, 1-9-28(A)	1,800	2,015

Total Switzerland - 0.5%		$2,015
Turkey
Industrials – 1.0%
Koc Holding A.S. 6.500%, 3-11-25(A)	4,300	4,393

Total Turkey - 1.0%		$4,393
United Arab Emirates
Consumer Discretionary – 0.5%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(A)	2,300	2,185

Energy – 0.2%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(A)	600	668

Financials – 0.5%
ICICI Bank Ltd. 4.000%, 3-18-26(A)	2,000	2,059

Total United Arab Emirates - 1.2%		$4,912
United Kingdom
Communication Services – 0.3%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(A)	1,200	1,182

Consumer Staples – 0.6%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	2,300	2,401
MARB BondCo plc 6.875%, 1-19-25(A)	200	199

		2,600

Financials – 3.0%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	1,300	1,478
Barclays plc 4.337%, 1-10-28	1,800	1,998
HSBC Holdings plc 4.583%, 6-19-29	1,900	2,195
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	2,000	2,240
State Bank of India:
4.375%, 1-24-24(A)	2,500	2,654
4.875%, 4-17-24(A)	2,300	2,467

		13,032

Total United Kingdom - 3.9%		$16,814
United States – 0.0%
Lancer Finance Co. (SPV) Ltd. Escrow 0.000%, 6-24-20(E)	—	—

Communication Services – 1.9%
T-Mobile USA, Inc. 6.000%, 3-1-23	8,097	8,130

Consumer Discretionary – 1.4%
Advance Auto Parts, Inc. 3.900%, 4-15-30(A)	1,000	1,069
Ross Stores, Inc. 4.800%, 4-15-30	1,900	2,276
Volkswagen Group of America, Inc. 4.250%, 11-13-23(A)	2,500	2,736

		6,081

Consumer Staples – 2.6%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	2,850	3,288
Bunge Ltd. Finance Corp. 3.500%, 11-24-20	2,500	2,523
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	2,800	3,358
Reynolds American, Inc. 4.450%, 6-12-25	2,000	2,253

		11,422

Financials – 6.3%
Bank of America Corp. 3.593%, 7-21-28	3,175	3,567
BBVA Bancomer S.A.:
6.500%, 3-10-21(A)	421	431
5.875%, 9-13-34(A)	2,500	2,437
Citigroup, Inc. 3.520%, 10-27-28	3,125	3,443
Cooperatieve Rabobank U.A. 3.125%, 4-26-21	1,750	1,790
Ford Motor Credit Co. LLC 3.096%, 5-4-23	2,500	2,369
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	2,600	2,939
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	778
JPMorgan Chase & Co.:
3.540%, 5-1-28	2,132	2,379
4.000%, 10-1-68	1,250	1,094
Metropolitan Life Global Funding I 2.950%, 4-9-30(A)	1,300	1,424
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(A)	1,300	1,280
Wells Fargo & Co. 4.300%, 7-22-27	3,000	3,441

		27,372

Health Care – 1.3%
Bayer U.S. Finance II LLC 4.250%, 12-15-25(A)	2,000	2,296
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	300	305
4.500%, 1-15-23(A)	2,925	3,090

		5,691

Industrials – 1.1%
Azul Investments LLP 5.875%, 10-26-24(A)	2,000	933
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	2,225	2,443
Boeing Co. (The) 4.508%, 5-1-23	1,300	1,373

		4,749

Information Technology – 0.5%
Broadcom, Inc. 5.000%, 4-15-30(A)	1,900	2,183

Materials – 1.9%
Freeport-McMoRan, Inc. 4.250%, 3-1-30	3,750	3,638
Glencore Funding LLC 4.125%, 3-12-24(A)	2,700	2,894
GUSAP III L.P. 4.250%, 1-21-30(A)	1,900	1,864

		8,396

Real Estate – 1.4%
Aircastle Ltd. 4.400%, 9-25-23	2,800	2,716

Crown Castle International Corp. 4.000%, 3-1-27	3,000	3,409

		6,125

Total United States - 18.4%		$80,149
Uruguay
Industrials – 0.4%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(A)	1,530	1,580

Total Uruguay - 0.4%		$1,580
Venezuela
Financials – 0.9%
Corporacion Andina de Fomento:
3.250%, 2-11-22	3,250	3,334
2.375%, 5-12-23	650	667

		4,001

Total Venezuela - 0.9%		$4,001
Vietnam
Energy – 0.3%
Mong Duong Finance Holdings B.V. 5.125%, 5-7-29(A)	1,350	1,354

Total Vietnam - 0.3%		$1,354

TOTAL CORPORATE DEBT SECURITIES – 80.6%		$348,242
(Cost: $342,339)

OTHER GOVERNMENT SECURITIES(F)
Argentina – 0.5%
Republic of Argentina:
6.875%, 4-22-21(B)	2,050	858
5.625%, 1-26-22(B)	3,550	1,471

		2,329

Columbia – 1.2%
Republic of Colombia:
2.625%, 3-15-23	2,400	2,424
3.000%, 1-30-30	2,300	2,271
Republic of Columbia 3.125%, 4-15-31	300	298

		4,993

Costa Rica – 0.2%
Costa Rica Government Bond 4.250%, 1-26-23(A)	1,100	1,041

Egypt – 0.2%
Arab Republic of Egypt 5.750%, 5-29-24(A)	750	752

Indonesia – 2.0%
Republic of Indonesia:
3.750%, 4-25-22(A)	4,450	4,616
2.950%, 1-11-23	2,900	2,983
3.850%, 10-15-30	700	779

		8,378

Israel – 0.3%
Israel Government Bond 2.750%, 7-3-30	1,300	1,430

Mexico – 1.2%
United Mexican States:
4.150%, 3-28-27	2,000	2,140
3.250%, 4-16-30	3,100	3,072

		5,212

Panama – 0.5%
Republic of Panama 3.750%, 4-17-26	1,900	1,989

Peru – 0.5%
Republic of Peru 2.392%, 1-23-26	2,000	2,077

Poland – 0.3%
Republic of Poland 5.125%, 4-21-21	1,250	1,297

Qatar – 1.4%
Qatar Government Bond:
2.375%, 6-2-21(A)	3,600	3,643
3.875%, 4-23-23	2,300	2,469

		6,112

Saudi Arabia – 1.0%
Saudi Arabia Government Bond:
2.375%, 10-26-21(A)	2,250	2,282
2.875%, 3-4-23(A)	2,000	2,085

		4,367

Serbia – 0.2%
Republic of Serbia 7.250%, 9-28-21(A)	750	798

South Africa – 0.3%
Republic of South Africa 4.875%, 4-14-26	1,200	1,198

Turkey – 0.6%
Turkey Government Bond 6.350%, 8-10-24	2,550	2,576

Uruguay – 0.4%
Republica Orient Uruguay 4.500%, 8-14-24(C)	1,350	1,477

Uzbekistan – 0.2%
Republic of Uzbekistan 4.750%, 2-20-24(A)	750	789

Vietnam – 0.3%
Vietnam Government Bond 4.800%, 11-19-24(A)	1,350	1,472

TOTAL OTHER GOVERNMENT SECURITIES – 11.3%		$48,287
(Cost: $50,079)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10-1-35	273	301
Federal National Mortgage Association Fixed Rate Pass-Through Certificates

5.000%, 3-1-22	6	6

		307

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$307
(Cost: $272)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 6.5%
U.S. Treasury Notes:
1.875%, 10-31-22	1,600	1,664
1.500%, 1-15-23	6,950	7,183
2.125%, 3-31-24	6,500	6,964
2.875%, 7-31-25	355	401
2.250%, 11-15-25	2,450	2,699
2.375%, 5-15-27	5,100	5,756
2.875%, 5-15-28	3,000	3,540

		28,207

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.5%		$28,207
(Cost: $25,882)

SHORT-TERM SECURITIES	Shares
Money Market Funds(G) – 1.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	2,593	2,593
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(H)	3,569	3,569

		6,162

TOTAL SHORT-TERM SECURITIES – 1.4%		$6,162
(Cost: $6,162)

TOTAL INVESTMENT SECURITIES – 99.9%		$431,205
(Cost: $424,734)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		282

NET ASSETS – 100.0%		$431,487

Notes to Schedule of Investments

(A)

 Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $227,477 or 52.7% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(C)	All or a portion of securities with an aggregate value of $3,480 are on loan.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).
(E)	Zero coupon bond.
(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(G)	Rate shown is the annualized 7-day yield at June 30, 2020.
(H)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$348,242	$—
Other Government Securities	—	48,287	—
United States Government Agency Obligations	—	307	—
United States Government Obligations	—	28,207	—
Short-Term Securities	6,162	—	—

Total	$6,162	$425,043	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$424,734

Gross unrealized appreciation	22,869
Gross unrealized depreciation	(16,398)

Net unrealized appreciation	$6,471